UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31
Date of reporting period: April 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2009
SMASh Series M Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for SMASh Series M Fund for the six-month period ended April 30, 2009.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 29, 2009

Special shareholder notice

The Fund’s Board of Trustees approved the dismantling of the master-feeder structure for the Fund, which was implemented at the close of business on April 17, 2009. As a result of this change, the Fund no longer invests through an underlying mutual fund.

SMASh Series M Fund | I

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Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

*  Prior to April 18, 2009, the Fund invested all of its investable assets in SMASh Series M Portfolio.

SMASh Series M Fund 2009 Semi-Annual Report | 1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2008 and held for the six months ended April 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	ACTUAL TOTAL RETURN[2,3]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[3]	EXPENSES PAID DURING THE PERIOD[3,4]

SMASh Series M Fund	2.87%	$1,000.00	$1,028.70	0.00%	$0.00

[1]	For the six months ended April 30, 2009.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[4]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2 | SMASh Series M Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[2]	EXPENSES PAID DURING THE PERIOD[2,3]

SMASh Series M Fund	5.00%	$1,000.00	$1,024.79	0.00%	$0.00

[1]	For the six months ended April 30, 2009.

[2]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[3]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SMASh Series M Fund 2009 Semi-Annual Report | 3

Schedule of investments (unaudited)

April 30, 2009

SMASh SERIES M FUND

FACE AMOUNT	SECURITY	VALUE

MORTGAGE-BACKED SECURITIES — 63.2%

	FHLMC — 18.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
$8,269	4.999% due 2/1/32(a)(b)	$8,427
493,936	5.500% due 11/1/35(b)	512,211
520,620	5.636% due 5/1/37(a)(b)	543,658
15,211,449	Gold, 5.500% due 12/1/37-4/1/38(b)	15,753,256
308,000	One Year CMT ARM, 4.056% due 3/1/33(a)(b)	312,447

	Total FHLMC	17,129,999

	FNMA — 37.8%
	Federal National Mortgage Association (FNMA):
2,500,000	5.000% due 5/18/24(b)(c)	2,586,328
3,200,000	5.500% due 5/18/24(b)(c)	3,330,499
1,200,000	6.000% due 5/18/24(b)(c)	1,259,438
33,155	5.060% due 5/1/32(a)(b)	33,270
138,167	5.593% due 7/1/32(a)(b)	141,737
147,644	4.453% due 1/1/33(a)(b)	148,498
20,697,828	5.000% due 1/1/35-3/1/38(b)	21,345,136
1,681,205	5.500% due 11/1/36-6/1/38(b)	1,745,129
977,317	4.500% due 6/1/37-2/1/38(b)	995,961
1,070,000	6.500% due 5/12/39(b)(c)	1,133,699
1,924,741	6.000% due 12/1/47(b)	2,006,777

	Total FNMA	34,726,472

	GNMA — 6.8%
	Government National Mortgage Association (GNMA):
1,800,000	5.000% due 5/19/39(c)	1,862,719
2,400,000	6.000% due 5/19/39(c)	2,503,328
1,800,000	6.500% due 5/19/39(c)	1,893,094

	Total GNMA	6,259,141

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $55,995,218)	58,115,612

ASSET-BACKED SECURITIES — 13.4%

FINANCIALS — 13.4%
	Automobiles — 0.1%
100,000	Superior Wholesale Inventory Financing Trust, 0.551% due 1/15/12(a)	80,099

	Home Equity — 10.9%
78,360	ABFS Mortgage Loan Trust, 0.938% due 4/25/34(a)(d)	66,716
	ACE Securities Corp.:
91,407	0.568% due 2/25/31(a)	55,037
126,525	0.838% due 8/25/45(a)	102,070
32,292	AFC Home Equity Loan Trust, 0.738% due 6/25/30(a)	12,034
87,464	Amortizing Residential Collateral Trust, 0.718% due 1/1/32(a)	39,359
14,148	Asset-Backed Securities Corp., Home Equity Loan Trust, 0.991% due 11/15/31(a)	9,733
555,796	Bayview Financial Acquisition Trust, 1.365% due 2/28/40(a)(d)(e)	347,374

See Notes to Financial Statements.

4 | SMASh Series M Fund 2009 Semi-Annual Report

SMASh SERIES M FUND

FACE AMOUNT	SECURITY	VALUE

	Home Equity — 10.9% continued
	Bear Stearns Asset-Backed Securities Trust:
$110,657	0.788% due 9/25/34(a)	$97,315
173,415	0.718% due 2/25/36(a)	142,635
152,982	1.688% due 8/25/37(a)	85,311
18,747	Bravo Mortgage Asset Trust, 0.568% due 7/25/36(a)(d)(e)	18,559
42,069	CDC Mortgage Capital Trust, 1.058% due 1/25/33(a)	28,589
14,640	Chase Funding Mortgage Loan Asset-Backed Certificates, 1.178% due 10/25/32(a)	12,290
831,652	Citigroup Mortgage Loan Trust Inc., 0.838% due 11/25/46(a)(d)	275,526
	Countrywide Asset-Backed Certificates:
84,627	1.098% due 4/25/32(a)	45,926
17,598	1.178% due 2/25/33(a)	7,942
223,061	0.938% due 8/26/33(a)	124,094
246,271	0.768% due 7/25/36(a)(d)	147,689
348,847	0.638% due 2/25/37(a)(d)(e)	156,611
315,422	1.438% due 8/25/47(a)(d)(e)	173,691
76,051	1.338% due 10/25/47(a)	48,899
	Countrywide Home Equity Loan Trust:
57,960	0.821% due 12/15/28(a)	44,362
40,040	0.731% due 2/15/34(a)(e)	12,998
199,814	1.001% due 8/15/37(a)(e)	90,657
	Ellington Loan Acquisition Trust:
191,542	1.438% due 5/26/37(a)(d)	144,059
200,000	1.688% due 5/29/37(a)(d)	58,951
	EMC Mortgage Loan Trust:
321,566	0.988% due 3/25/31(a)(d)	260,179
561,979	0.888% due 12/25/42(a)(d)	448,391
42,647	FBR Securitization Trust, 0.698% due 10/25/35(a)	39,774
114,541	Fremont Home Loan Trust, 0.538% due 8/25/36(a)	72,805
	GMAC Mortgage Corp. Loan Trust:
200,085	1.188% due 2/25/31(a)(d)	98,562
31,759	4.622% due 11/25/35(a)	29,982
151,123	0.648% due 11/25/36(a)	44,256
161,622	0.618% due 12/25/36(a)	48,921
	GSAA Home Equity Trust:
2,880,000	0.758% due 4/25/37(a)(e)	719,985
2,780,000	0.738% due 5/25/47(a)	846,074
157,966	GSAMP Trust, 0.838% due 2/25/33(a)	108,442
	Lehman XS Trust:
112,838	0.528% due 2/25/37(a)	46,264
1,422,347	0.558% due 6/25/37(a)	999,748
129,730	0.568% due 6/25/37(a)	89,617
694,659	Merrill Lynch First Franklin Mortgage Loan Trust, 1.938% due 10/25/37(a)(e)	412,104

See Notes to Financial Statements.

SMASh Series M Fund 2009 Semi-Annual Report | 5

Schedule of investments (unaudited) continued

April 30, 2009

SMASh SERIES M FUND

FACE AMOUNT	SECURITY	VALUE

	Home Equity — 10.9% continued
$10,670	Morgan Stanley ABS Capital I, 0.758% due 3/25/35(a)	$6,836
	Morgan Stanley Mortgage Loan Trust:
91,954	0.528% due 9/25/36(a)	73,350
35,028	0.558% due 10/25/36(a)	32,147
93,953	Natixis Real Estate Capital Trust, 0.568% due 7/25/37(a)	53,857
	Provident Bank Home Equity Loan Trust:
20,074	1.218% due 1/25/31(a)	7,259
24,258	0.978% due 8/25/31(a)	8,076
	RAAC Series:
78,192	0.708% due 5/25/36(a)(d)	51,588
355,306	0.728% due 5/25/46(a)(d)	92,380
1,444,806	1.638% due 9/25/47(a)	977,154
20,444	Renaissance Home Equity Loan Trust, 0.868% due 6/25/33(a)	10,962
5,701	Residential Asset Mortgage Products Inc., 1.338% due 11/25/32(a)	3,042
11,319	Residential Funding Securities Corp., 1.188% due 10/25/32(a)(d)(e)	6,233
34,283	SACO I Trust, 1.263% due 9/25/35(a)	10,160
	Securitized Asset Backed Receivables LLC:
62,486	0.578% due 5/25/36(a)	39,434
557,291	0.668% due 2/25/37(a)	244,483
135,173	SG Mortgage Securities Trust, 0.678% due 12/25/36(a)	63,531
6,012	Southern Pacific Secured Assets Corp., 0.778% due 7/25/29(a)	2,389
	Structured Asset Securities Corp.:
47,452	8.997% due 12/25/29(a)(d)(e)	32,232
76,604	0.738% due 4/25/31(a)(d)(e)	41,372
1,153,706	0.688% due 11/25/37(a)(e)	850,303
100,000	0.578% due 5/25/47(a)	26,275
1,222,292	Truman Capital Mortgage Loan Trust, 0.868% due 3/25/37(a)(d)(e)	733,375
9,474	UCFC Home Equity Loan, 6.905% due 4/15/30	6,620
43,853	Wachovia Asset Securitization Inc., 0.868% due 12/25/32(a)	22,768

	Total Home Equity	10,009,357

	Manufactured Housing — 1.0%
710,000	Bank of America Manufactured Housing Contract Trust, 6.900% due 4/10/28(a)	975,613

	Student Loan — 1.4%
110,241	MSCC HELOC Trust, 0.628% due 7/25/17(a)	45,857
1,300,000	Nelnet Student Loan Trust, 2.572% due 4/25/24(a)	1,176,622
3,393	Residential Asset Mortgage Products Inc., 1.118% due 3/25/33(a)	1,384
58,807	SLM Student Loan Trust, 1.082% due 7/25/17(a)	58,693

	Total Student Loan	1,282,556

	TOTAL ASSET-BACKED SECURITIES (Cost — $16,442,532)	12,347,625

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.9%

44,511	Adjustable Rate Mortgage Trust, 4.815% due 1/25/36(a)	29,711
120,338	American Home Mortgage Assets, 0.628% due 9/25/46(a)	46,566

See Notes to Financial Statements.

6 | SMASh Series M Fund 2009 Semi-Annual Report

SMASh SERIES M FUND

FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.9% continued

$300,000	Banc of America Commercial Mortgage Inc., 5.634% due 7/10/46	$245,445
	Banc of America Funding Corp.:
10,339	6.000% due 5/20/33	9,792
29,020	5.262% due 12/20/34(a)	18,139
113,151	3.885% due 6/20/35(a)	49,096
656,921	5.351% due 5/20/36(a)	315,650
2,216,915	5.935% due 5/20/36(a)	1,183,988
2,046,558	BCAP LLC Trust, 0.628% due 10/25/36(a)	790,391
1,548,636	Bear Stearns Alt-A Trust, 0.788% due 9/25/34(a)	763,533
	Bear Stearns ARM Trust:
115,317	4.970% due 1/25/35(a)	82,629
50,843	5.231% due 1/25/35(a)	38,215
748,904	4.841% due 8/25/35(a)	396,004
617,834	Bear Stearns Second Lien Trust, 0.658% due 12/25/36(a)(d)	180,606
215,192	Chevy Chase Mortgage Funding Corp., 0.718% due 1/25/35(a)(d)	189,877
1,475,131	Commercial Mortgage Lease-Backed Certificates, 6.746% due 6/20/31(d)	1,458,965
	Countrywide Alternative Loan Trust:
150,683	0.678% due 6/25/35(a)	65,752
115,539	0.677% due 7/20/35(a)	46,881
2,043,634	2.824% due 7/20/35(a)(e)	697,169
3,175,338	5.500% due 12/25/35	2,269,480
244,547	0.677% due 5/20/46(a)	90,279
197,109	0.628% due 9/25/46(a)	71,083
171,501	0.568% due 3/25/47(a)	62,225
	Countrywide Home Loans:
500,412	0.838% due 9/25/35(a)(d)	323,595
46,472	0.688% due 3/25/36(a)	17,296
157,912	Mortgage Pass-Through Trust, 0.738% due 5/25/35(a)	65,585
148,735	Credit Suisse First Boston Mortgage Securities Corp., 1.088% due 11/25/31(a)	124,381
	Credit Suisse Mortgage Capital Certificates:
2,000,000	5.847% due 3/15/39(a)	1,468,022
531,000	5.467% due 9/15/39	385,675
116,197	Crusade Global Trust, 1.499% due 9/18/34(a)(e)	105,175
57,342	CS First Boston Mortgage Securities Corp., 3.711% due 6/25/34(a)	42,495
1,090,000	Deutsche Mortgage Securities Inc., 5.107% due 6/26/35(a)(d)	584,292
334,413	Downey Savings & Loan Association Mortgage Loan Trust, 2.434% due 3/19/47(a)	82,820
	GSMPS Mortgage Loan Trust:
768,892	0.788% due 3/25/35(a)(d)	475,097
155,088	0.788% due 9/25/35(a)(d)	111,780
	GSR Mortgage Loan Trust:
79,631	5.345% due 12/25/34(a)	40,401
120,482	0.878% due 5/25/35(a)	57,528

See Notes to Financial Statements.

SMASh Series M Fund 2009 Semi-Annual Report | 7

Schedule of investments (unaudited) continued

April 30, 2009

SMASh SERIES M FUND

FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.9% continued

	Harborview Mortgage Loan Trust:
$267,259	5.283% due 2/25/36(a)	$101,558
303,218	0.627% due 11/19/46(a)	116,265
170,561	0.667% due 7/19/47(a)	66,668
237,833	1.438% due 11/25/47(a)	82,007
124,029	Homebanc Mortgage Trust, 0.808% due 12/25/34(a)	80,866
523,568	IMPAC Secured Assets Corp., 0.758% due 3/25/36(a)	215,340
538,681	Indymac INDA Mortgage Loan Trust, 6.151% due 11/25/37(a)	316,619
	Indymac Index Mortgage Loan Trust:
87,141	0.738% due 7/25/35(a)	31,809
183,610	0.638% due 6/25/47(a)	64,884
541,207	La Hipotecaria SA, 5.250% due 12/23/36(a)(d)(e)	389,645
	Lehman XS Trust:
157,864	0.738% due 11/25/35(a)	62,244
151,569	0.698% due 2/25/46(a)	55,137
322,530	0.658% due 4/25/46(a)	116,072
126,009	(Structured Asset Securities Corp.), 0.738% due 11/25/35(a)	50,509
	Luminent Mortgage Trust:
80,828	0.608% due 12/25/36(a)	28,487
164,409	0.638% due 2/25/46(a)	59,715
150,475	0.628% due 5/25/46(a)	55,746
	MASTR ARM Trust:
216,350	3.669% due 5/25/34(a)	196,227
119,038	4.918% due 9/25/35(a)	46,709
1,978,358	5.647% due 11/25/35(a)(d)	1,090,569
200,000	0.738% due 5/25/47(a)	21,073
2,240,789	Merrill Lynch Mortgage Investors Trust, 5.813% due 3/25/36(a)	1,085,304
319,793	MLCC Mortgage Investors Inc., 2.160% due 1/25/29(a)(e)(h)	5,437
373,152	Morgan Stanley Mortgage Loan Trust, 0.658% due 2/25/47(a)	186,566
88,161	Prime Mortgage Trust, 7.417% due 10/25/32(a)	63,646
42,078	Provident Funding Mortgage Loan Trust, 4.390% due 5/25/35(a)	28,326
18,973	Regal Trust IV, 4.655% due 9/29/31(a)(d)(e)	15,771
	Residential Accredit Loans Inc.:
180,254	0.688% due 2/25/36(a)	59,441
2,580,000	6.000% due 8/25/36	1,148,247
2,214,881	0.798% due 1/25/37(a)	1,124,034
170,498	0.588% due 2/25/37(a)	58,941
4,000,000	0.643% due 9/25/46(a)	944,940
112,384	Residential Asset Mortgage Products Inc., 8.000% due 5/25/32	86,784
	Structured ARM Loan Trust:
70,646	5.666% due 6/25/35(a)	40,814
85,556	0.758% due 10/25/35(a)	34,298

See Notes to Financial Statements.

8 | SMASh Series M Fund 2009 Semi-Annual Report

SMASh SERIES M FUND

FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.9% continued

	Structured Asset Mortgage Investments Inc.:
$315,375	0.668% due 2/25/36(a)	$120,332
327,286	0.648% due 4/25/36(a)	118,205
504,467	0.648% due 8/25/36(a)	186,397
253,922	0.638% due 9/25/37(a)	201,626
48,021	Structured Asset Securities Corp., 4.579% due 3/25/34(a)	35,726
572,929	Terwin Mortgage Trust, 0.518% due 10/25/37(a)(d)	505,659
	Thornburg Mortgage Securities Trust:
387,980	6.193% due 9/25/37(a)	254,071
401,043	6.210% due 9/25/37(a)	293,327
440,755	0.543% due 5/25/46(a)	430,645
490,410	0.548% due 6/25/46(a)	485,606
	WaMu Mortgage Pass-Through Certificates:
1,060,000	5.947% due 8/25/36(a)	546,854
122,189	0.758% due 1/25/45(a)	58,341
124,973	0.718% due 11/25/45(a)	40,279
162,169	0.708% due 12/25/45(a)	75,909
227,421	2.584% due 1/25/46(a)	95,517
256,004	2.474% due 9/25/46(a)	84,481
	Washington Mutual Inc.:
525,089	0.838% due 1/25/45(a)	175,834
490,840	0.758% due 7/25/45(a)	233,328
243,254	0.728% due 12/25/45(a)	98,631
541,533	Zuni Mortgage Loan Trust, 0.568% due 8/25/36(a)	524,457

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $35,653,119)	25,681,541

CORPORATE BOND & NOTE — 0.1%

INDUSTRIALS — 0.1%
	Airlines — 0.1%
62,115	Delta Air Lines Inc., Pass-Through Certificates, 6.619% due 3/18/11
	(Cost — $62,535)	57,767

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.6%
	U.S. Government Agencies — 3.6%
3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Medium-Term Notes,
	5.000% due 12/14/18(b)	2,845,182
	Federal National Mortgage Association (FNMA), Subordinated Notes:
200,000	6.250% due 2/1/11(b)	210,031
190,000	5.250% due 8/1/12(b)	198,229

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $3,337,982)	3,253,442

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $111,491,386)	99,455,987

See Notes to Financial Statements.

SMASh Series M Fund 2009 Semi-Annual Report | 9

Schedule of investments (unaudited) continued

April 30, 2009

SMASh SERIES M FUND

FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 3.6%

	U.S. Government Agency — 3.6%
$3,339,000	Federal National Mortgage Association (FNMA), Discount Notes,
	0.200%-0.316% due 5/18/09(b)(f)(g)
	(Cost — $3,338,550)	$3,338,550

	TOTAL INVESTMENTS — 111.8% (Cost — $114,829,936#)	102,794,537
	Liabilities in Excess of Other Assets — (11.8)%	(10,868,423)

	TOTAL NET ASSETS — 100.0%	$91,926,114

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(b)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	—	Adjustable Rate Mortgage
CDC	—	Capital Mortgage
CMT	—	Constant Maturity Treasury
GMAC	—	General Motors Acceptance Corp.
GSAMP	—	Goldman Sachs Alternative Mortgage Products
HELOC	—	Home Equity Line of Credit
MASTR	—	Mortgage Asset Securitization Transactions Inc.
MLCC	—	Merrill Lynch Credit Corporation

SCHEDULE OF WRITTEN OPTIONS

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE

100	Eurodollar Futures, Call	12/14/09	$98.88	$43,125
100	Eurodollar Futures, Put	12/14/09	98.50	35,000
15	U.S. Treasury 10-Year Notes Futures, Call	5/22/09	124.00	2,344
25	U.S. Treasury 10-Year Notes Futures, Put	5/22/09	120.00	16,016
10	U.S. Treasury Bonds Futures, Call	5/22/09	128.00	3,594
15	U.S. Treasury Bonds Futures, Put	5/22/09	124.00	42,421

	TOTAL WRITTEN OPTIONS
	(Premiums Received — $175,003)			$142,500

See Notes to Financial Statements.

10 | SMASh Series M Fund 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2009

ASSETS:
Investments, at value (Cost — $114,829,936)	$102,794,537
Foreign currency, at value (Cost — $169)	173
Cash	873,688
Receivable for securities sold	4,971,212
Deposits with brokers for open swap contracts	800,000
Principal paydown receivable	615,116
Interest receivable	508,669
Receivable for Fund shares sold	101,383
Receivable from broker — variation margin on open futures contracts	18,187
Receivable from investment manager	14,513
Receivable for open swap contracts	11,018
Prepaid expenses	28,008

Total Assets	110,736,504

LIABILITIES:
Payable for securities purchased	17,633,813
Unrealized depreciation on swaps	579,182
Premiums received for open swaps	321,497
Written options, at value (premium received $175,003)	142,500
Payable for Fund shares repurchased	96,603
Trustees’ fees payable	330
Accrued expenses and other liabilities	36,465

Total Liabilities	18,810,390

TOTAL NET ASSETS	$91,926,114

NET ASSETS:
Par value (Note 4)	$105
Paid-in capital in excess of par value	104,787,737
Undistributed net investment income	614,217
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(967,773)
Net unrealized depreciation on investments, futures contracts, written options, swap contracts and foreign currencies	(12,508,172)

TOTAL NET ASSETS	$91,926,114

Shares Outstanding:	10,466,939
Net Asset Value:	$8.78

See Notes to Financial Statements.

SMASh Series M Fund 2009 Semi-Annual Report | 11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2009

INVESTMENT INCOME:
Interest income	$193,030
Income from SMASh Series M Portfolio	2,787,933

Total Investment Income	2,980,963

EXPENSES:
Shareholder reports	38,106
Legal fees	22,454
Registration fees	21,468
Audit and tax	9,669
Transfer agent fees	5,951
Trustees’ fees	1,055
Insurance	669
Miscellaneous expenses	3,624

Total Expenses	102,996
Less: Fee waivers and/or expense reimbursements (Note 2)	(102,996)

NET INVESTMENT INCOME	2,980,963

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS, FOREIGN CURRENCY TRANSACTIONS AND FROM SMASh SERIES M PORTFOLIO (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	136,950
Futures contracts	1,297
Written options	20,753
Swap contracts	5,771
From SMASh Series M Portfolio	1,008,411

Net Realized Gain	1,173,182

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,251,404)
Futures contracts	73,902
Written options	32,503
Swap contracts	(579,182)
Foreign currencies	4

Change in Net Unrealized Appreciation/Depreciation	(1,724,177)

NET LOSS ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS, FOREIGN CURRENCY TRANSACTIONS AND FROM SMASh SERIES M PORTFOLIO	(550,995)

INCREASE IN NET ASSETS FROM OPERATIONS	$2,429,968

See Notes to Financial Statements.

12 |  SMASh Series M Fund 2009 Semi-Annual Report

Statements of changes in net assets

   FOR THE SIX MONTHS ENDED APRIL 30, 2009 (unaudited)

AND THE YEAR ENDED OCTOBER 31, 2008	2009	2008

OPERATIONS:
Net investment income	$2,980,963	$5,456,078
Net realized gain (loss)	1,173,182	(525,114)
Change in net unrealized appreciation/depreciation	(1,724,177)	(10,849,978)

Increase (Decrease) in Net Assets From Operations	2,429,968	(5,919,014)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(3,312,065)	(4,795,386)
Net realized gains	(1,400,851)	(641,489)

Decrease in Net Assets From Distributions to Shareholders	(4,712,916)	(5,436,875)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	9,739,117	109,309,719
Cost of shares repurchased	(24,078,305)	(33,239,742)

Increase (Decrease) in Net Assets From Fund Share Transactions	(14,339,188)	76,069,977

INCREASE (DECREASE) IN NET ASSETS	(16,622,136)	64,714,088

NET ASSETS:
Beginning of period	108,548,250	43,834,162

End of period*	$91,926,114	$108,548,250

*Includes undistributed net investment income of:	$614,217	$945,319

See Notes to Financial Statements.

SMASh Series M Fund 2009 Semi-Annual Report | 13

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2009[1]	2008	2007[2]

NET ASSET VALUE, BEGINNING OF PERIOD	$8.95	$10.00	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.28	0.49	0.37
Net realized and unrealized loss	(0.05)	(0.97)	(0.02)

Total income (loss) from operations	0.23	(0.48)	0.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.46)	(0.35)
Net realized gains	(0.12)	(0.11)	—

Total distributions	(0.40)	(0.57)	(0.35)

NET ASSET VALUE, END OF PERIOD	$8.78	$8.95	$10.00

Total return[3]	2.87%	(5.07)%	3.59%

NET ASSETS, END OF PERIOD (000s)	$91,926	$108,548	$43,834

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4,5]	0.29%[6]	0.26%	1.77%[6]
Net expenses[7,8]	0.00 [6]	0.00	0.00 [6]
Net investment income	5.98 [6]	5.64	5.17 [6]

PORTFOLIO TURNOVER RATE	17%[9]	90%[9]	553%[9]

[1]	For the six months ended April 30, 2009 (unaudited).

[2]	For the period December 27, 2006 (inception date) to October 31, 2007.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Includes the Fund’s share of SMAsh Series M Portfolio’s allocated expenses prior to April 18, 2009.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separate managed account sponsor.

[6]	Annualized.

[7]

The Fund’s manager has entered into an expense reimbursement agreement with the Fund pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses. In addition, as a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of the Fund did not exceed 0.00% including the SMASh Series M Portfolio prior to April 18, 2009.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 152% for the six months ended April 30, 2009, 582% for the year ended October 31, 2008 and 647% for the period ended October 31, 2007.

See Notes to Financial Statements.

14 | SMASh Series M Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 18, 2009, the Fund invested all of its investable assets in SMASh Series M Portfolio (the “Portfolio”). The Board of Trustees approved a change in the investment structure of the Fund. As of the close of business April 17, 2009, the Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets. Subsequent to the redemption in-kind from the Portfolio, the Fund ceased utilizing a master-feeder investment structure and began investing directly in investment securities.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

SMASh Series M Fund 2009 Semi-Annual Report | 15

Notes to financial statements (unaudited) continued

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	APRIL 30, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments in securities	$102,794,537	—	$102,039,954	$754,583
Other financial instruments*	(647,780)	$(68,598)	(579,182)	—

Total	$102,146,757	$(68,598)	$101,460,772	$754,583

*	Other financial instruments include written options, futures and swaps.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES*

Balance as of October 31, 2008	$1,643,055
Accrued premiums/discounts	—
Realized gain (loss)	26,143	(1)
Change in unrealized appreciation (depreciation)	347,404	(2)
Net purchases (sales)	308,606
Transfers in and/or out of Level 3	(1,570,625)

Balance as of April 30, 2009	$754,583

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$373,666

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

*	Includes SMASh Series M Portfolio investment in securities from November 1, 2008 through April 17, 2009.

16 | SMASh Series M Fund 2009 Semi-Annual Report

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral, If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial futures contracts. The Fund may enter into financial futures contracts typically as a hedging technique in an attempt to manage risk in the Fund’s portfolio, as a substitution for buying or selling securities, cash flow management technique or to enhance returns. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of

SMASh Series M Fund 2009 Semi-Annual Report | 17

Notes to financial statements (unaudited) continued

the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the TBA market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk

18 | SMASh Series M Fund 2009 Semi-Annual Report

of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Swap contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(h) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of value from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure

SMASh Series M Fund 2009 Semi-Annual Report | 19

Notes to financial statements (unaudited) continued

on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical price a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values particularly in relation to the notional amount of the contract, as well as the annual payment rate serve as an indication of the current status of the payment/performance risk.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt or payment on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising

20 | SMASh Series M Fund 2009 Semi-Annual Report

from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Credit and market risk. Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

SMASh Series M Fund 2009 Semi-Annual Report | 21

Notes to financial statements (unaudited) continued

Prior to April 18, 2009, the Fund earned income, net of Portfolio expenses, daily based on its investment in the Portfolio. All the net investment income and net realized and unrealized gains and losses of the Portfolio were allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(m) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Fund, a fee of 0.087% of the Fund’s daily net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

22 | SMASh Series M Fund 2009 Semi-Annual Report

LMPFA has entered into an expense reimbursement agreement with the Fund which expires on February 28, 2010 pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. During the six months ended April 30, 2009, the Fund was reimbursed for expenses amounting to $102,996. In addition, as a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of the Fund did not exceed 0.00% including the SMASh M Portfolio prior to April 18, 2009.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period November 1, 2008 to April 17, 2009 the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations for the Portfolio were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS

Purchases	$7,610,623	$165,005,861
Sales	$5,207,795	$187,342,840

During the period April 18, 2009 to April 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations for the Fund were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS

Purchases	—	$1,028,477
Sales	$1,625,247	$3,530,986

At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,169,767
Gross unrealized depreciation	(17,205,166)

Net unrealized depreciation	$(12,035,399)

SMASh Series M Fund 2009 Semi-Annual Report | 23

Notes to financial statements (unaudited) continued

At April 30, 2009, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)

Contracts to buy:
90-Day Eurodollar	100	12/09	$24,569,250	$24,701,250	$132,000
90-Day Eurodollar	123	6/10	30,271,640	30,267,225	(4,415)
U.S. Treasury 5-Year Notes	213	6/09	24,960,018	24,950,953	(9,065)
U.S. Treasury 30-Year Bonds	47	6/09	5,901,829	5,760,438	(141,391)

					$(22,871)

Contracts to sell:
U.S. Treasury 10-Year Notes	64	6/09	$7,836,773	$7,740,000	$96,773

Net unrealized gain on open futures contracts					$73,902

During the period November 1, 2008 and to April 17, 2009, written option transactions for the Portfolio were as follows:

	NUMBER OF CONTRACTS	PREMIUMS

Written options, outstanding October 31, 2009	801	$703,979
Options written	1,491	1,301,411
Options closed	(1,283)	(1,102,701)
Options expired	(804)	(716,292)

Written options, outstanding April 17, 2009	205	$186,397

During the period April 18, 2009 to April 30, 2009, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS

Written options, outstanding April 17, 2009*	205	$186,397
Options written	135	56,669
Options closed	(40)	(51,988)
Options expired	(35)	(16,075)

Written options, outstanding April 30, 2009	265	$175,003

*	Assigned from the Portfolio.

24 | SMASh Series M Fund 2009 Semi-Annual Report

At April 30, 2009, the Fund held the following swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES — SELL PROTECTION1

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE[3]	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED DEPRECIATION

Barclay’s Capital Inc. (CDX North America Crossover Index)	$100,000	6/20/12	0.750% quarterly	$(7,140)	$(903)	$(6,237)
Barclay’s Capital Inc. (CDX North America Crossover Index)	2,928,000	12/20/12	0.600% quarterly	(158,740)	(99,926)	(58,814)
Barclay’s Capital Inc. (CDX North America Crossover Index)	2,000,000	6/20/12	0.750% quarterly	(142,801)	(62,964)	(79,837)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,500,000	6/20/12	0.750% quarterly	(107,100)	(19,555)	(87,545)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,000,000	6/20/12	0.750% quarterly	(71,400)	(29,276)	(42,124)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,000,000	6/20/12	0.750% quarterly	(71,400)	(21,735)	(49,665)
Barclay’s Capital Inc. (CDX North America Crossover Index)	976,000	6/20/12	0.350% quarterly	(54,875)	(14,251)	(40,624)
Barclay’s Capital Inc. (CDX North America Crossover Index)	500,000	6/20/12	0.750% quarterly	(35,700)	(5,718)	(29,982)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,000,000	6/20/12	0.750% quarterly	(71,400)	(8,884)	(62,516)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,000,000	6/20/12	0.750% quarterly	(71,400)	(15,192)	(56,208)
Barclay’s Capital Inc. (CDX North America Crossover Index)	966,670	12/20/12	1.400% quarterly	(108,722)	(43,092)	(65,630)

Net unrealized depreciation on sales of credits default swaps on credit indices						$(579,182)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SMASh Series M Fund 2009 Semi-Annual Report | 25

Notes to financial statements (unaudited) continued

[2]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

4. Shares of beneficial interest

At April 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	SIX MONTHS ENDED APRIL 30, 2009	YEAR ENDED OCTOBER 31, 2008

Shares sold	1,146,901	11,186,293
Shares repurchased	(2,807,172)	(3,443,758)

Net increase (decrease)	(1,660,271)	7,742,535

5. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the

26 | SMASh Series M Fund 2009 Semi-Annual Report

court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

SMASh Series M Fund 2009 Semi-Annual Report | 27

Notes to financial statements (unaudited) continued

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

28 | SMASh Series M Fund 2009 Semi-Annual Report

7. Recent accounting pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

* * *

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

SMASh Series M Fund 2009 Semi-Annual Report | 29

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the SMASh Series M Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Portfolio. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of a sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadviser.

Note that at the August 2008 quarterly Fixed Income Board meeting, the Board approved the dismantling of the master-feeder structure for the Fund, which was implemented at the close of business on April 17, 2009, after the Board’s November 2008 meeting.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management during the meeting. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, SMASh Series M Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreement.

30 | SMASh Series M Fund

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had continued to expand as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

SMASh Series M Fund | 31

Board approval of management and subadvisory agreements (unaudited) continued

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Subadviser previously determined that the Fund did not readily fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result, information comparing the Fund’s performance to its benchmark would be a better measure for evaluating the Fund’s performance.

The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1-year period ended September 30, 2008 was below its benchmark. The Board also considered the Fund’s performance in light of overall financial market conditions.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager to continue to improve performance.

Management fees and expense ratios

The Board noted that the contractual management fee for each of the Fund and the Master Fund is zero. The Board also recognized that the Manager had agreed to pay all expenses of the Fund, except brokerage, taxes and extraordinary expenses. The Board recognized that shareholders of the Fund will be participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

32 | SMASh Series M Fund

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The Board considered that neither the Fund nor the Master Fund has a contractual management fee payable by the Fund or the Master Fund, respectively, and it recognized that the Manager had agreed to pay all expenses of the Fund and the Master Fund, except brokerage, taxes and extraordinary expenses.

Economies of scale

The Board noted that, at the time of the meeting, the separately managed account programs of which the Fund is a part are relatively new and that neither the Fund nor the Master Fund had been operating for a significant amount of time. The Board also noted that the Manager has agreed to pay the Fund’s ordinary operating expenses, other than brokerage, taxes and extraordinary expenses, but considered that as assets in the Fund grow, the Manager may realize economies of scale.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

SMASh Series M Fund | 33

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SMASh Series M Fund

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
 Legg Mason Partners Fund
Advisor, LLC

Subadvisers
Western Asset Management
Company

Western Asset Management
Company Limited

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust
Company

Transfer agent*
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

Independent registered
public accounting firm
KPMG LLP
345 Park Avenue
New York, New York 10154

* Prior to April 4, 2009, PNC Global Investment Servicing was the Fund’s transfer agent.

SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

SMASh SERIES M FUND 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors © 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04235 6/09 SR09-841

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: June 26, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: June 26, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date: June 26, 2009